Redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable non-controlling interests
Schedule of reconciliation of the beginning and ending RNCI amounts

In October 2019, the Group obtained control over BCJ through an agreement with CJ O Shopping whereby CJ O Shopping waived its participating rights in exchange for a put option. The put option allows CJ O Shopping to sell its 49% equity interest in BCJ to the Group for a consideration of approximately RMB9.2 million in the event that BCJ’s net assets is less than RMB3,000. As the redemption of the non-controlling interests by CJ O Shopping is outside of the control of the Group, the non-controlling interests are accounted for as redeemable non-controlling interests in the Group's consolidated balance sheets. The put option has nil value due to the remote possibility of occurrence of the redemption event. It is not subject to separate accounting and recognized as part of the redeemable non-controlling interests. The redeemable non-controlling interests were initially recorded at the acquisition date fair value and subsequently adjusted to the maximum redemption amount according to the agreement with CJ O Shopping. (Note 9)

2019
RMB

Balance as of January 1	—
RNCI recognized on business acquisitions	8,473
RNCI share of earnings	781

Balance as of December 31	9,254